Post Employment Benefits - Summary of Income Statement Charge Included in Operating Profit for Post- employment Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	€ 201	€ 192
Interest expense on DBO	32	33
Expected return on plan assets	(26)	(28)
Net periodic pension cost	€ 207	€ 197